EARNING PER SHARE (‘EPS') (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of earnings per share [Abstract]
Disclosure of earnings per share [text block]
The following table summarizes information related to the computation of basic EPS for the years ended December 31, 2018, 2017 and 2016 (in millions of pesos, except per share data):

	2018	2017	2016
Income from continuing operations before attribution of non-controlling interests	2,786,435	2,754,173	2,791,450
Less: Non-controlling interests from continuing operations	127,571	139,173	89,619
Net income from continuing operations	2,658,864	2,615,000	2,701,831
Income from operations and disposals of discontinued operations, net of taxes	-	-	163,497
Less: Non-controlling interests from discontinuing operations	-	-	-
Net income attributable to the controlling interest	2,658,864	2,615,000	2,865,328
Less: Preferred dividends declared	402,451	370,983	342,825
Less: Allocation of undistributed earnings to preferred stockholders	816,277	827,126	972,955
Continuing operations	816,277	827,126	896,100
Discontinued operations	-	-	76,855
Net income allocated to common shareholders for basic and diluted EPS	1,440,136	1,416,891	1,549,548
Weighted average number of common shares outstanding used in basic EPS calculation (In millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	2,825	2,780	3,040
From continuing operations	2,825	2,780	2,870
From discontinuing operations	-	-	170